RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions
(a)	Related parties
Names of related parties	Relationship with the Company
Shanghai Tianshu Zhixin Semiconductor Co., Ltd (“Tianshu”)	An entity significantly influenced by the Company’s controlling shareholder
Goumei (Zhejiang) Information Technology Co., Ltd (“Goumei”)	An entity significantly influenced by the Company’s controlling shareholder
Jiangsu Yunxuetang Internet Technology Co., Ltd (“Yunxuetang”)	An entity significantly influenced by the Company’s controlling shareholder

(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$

Services received from:
—Goumei	13,947	48,258	116,633	15,982
—Yunxuetang	493	784	1,037	142

Assets purchased from
—Tianshu	—	33,850	—	—

(c)	Other than disclosed elsewhere, the Group had the following significant amounts due to/from related party as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Amounts due to:
—Goumei	4,530	6,426	880
—Tianshu	27,080	—	—

Amounts due from:
—Yunxuetang	226	1,057	145